UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 INVESTMENT COMPANY ACT FILE NUMBER: 811-09221

                            COMMUNITY CAPITAL TRUST
               (Exact name of registrant as specified in charter)

                                2500 Weston Road
                                   Suite 101
                                Weston, FL 33331
                    (Address of principal executive offices)

                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                          One Logan Square, Ste. 2000
                             Philadelphia, PA 19103
                    (Name and address of agent for service)

                 Registrant's Telephone Number: 1-877-272-1977

                        Date of Fiscal Year End: MAY 31

            Date of Reporting Period: JULY 1, 2015 TO JUNE 30, 2016

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                                NON-VOTING FUNDS

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

The Registrant did not cast any proxy votes during the reporting period. Accordingly, there are no proxy votes to report.

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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
AIRCASTLE LIMITED
 SECURITY ID: G0129K104  TICKER: AYR
 Meeting Date: 26-May-16           Meeting Type: Annual
 1    Election of Four Class I Directors to Serve Until
        2019 Annual General Meeting                       Management                  Did Not Vote
 2    The Appointment of Ernst & Young LLP As
        Independent Registered Public Accounting Firm     Management     For          Voted - For
 3    Advisory Vote on Executive Compensation             Management     For          Voted - For
COHEN & STEERS
 SECURITY ID: 19247X100  TICKER: RNP
 Meeting Date: 28-Apr-16           Meeting Type: Annual
 1    Election of Directors                               Management                  Did Not Vote
EATON VANCE FLOATING-RATE INCOME TRUST-COM
 SECURITY ID: 278279104
      Ticker: EFT
 Meeting Date: 24-Mar-16           Meeting Type: Annual
 1. F #director Helen Frame Peters, Valerie A. Mosley     Management     For          Voted - For
JANUS CAPITAL GROUP INC.
 SECURITY ID: 47102X105  TICKER: JNS
 Meeting Date: 22-Apr-16           Meeting Type: Annual
 1    Election of Directors                                              For          Voted - For
 2    Ratification of the Audit Committee's Appointment
        of Deloitte and Touche LLP As the Company's
        Independent Auditor for Fiscal Year 2016          Management     For          Voted - For
 3    Approval of our Named Executive Officers'
        Compensation                                      Management     For          Voted - For
 4    Adoption of an Amendment to the Amended and Related
        Bylaws                                            Management     For          Voted - For


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                               PROPOSED BY MGT. POSITION REGISTRANT VOTED
MACQUARIE INFRASTRUCTURE CORP
 SECURITY ID: 55608B105  TICKER: MIC
 Meeting Date: 18-May-16           Meeting Type: Annual
 1  The Election of Directors for Election by our
      Common Stockholders to our Board of Directors to
      Serve One-year Term                               Management                  Did Not Vote
 2  The Ratification of the Selection of KPMG LLP As
      our Independent Auditor for the Fiscal Year       Management     For          Voted - For
 3  Approval on an Advisory Basis of Executive
      Compensation                                      Management     For          Voted - For
 4  Approval of the Macquarie Infrastructure
      Corporation 2016 Omnibus Employee Incentive Plan  Management     For          Voted - For
MEDLEY CAPITAL CORP
 SECURITY ID: 58503F106  TICKER: MCC
 Meeting Date: 14-Mar-16           Meeting Type: Annual
 1  The Election of Two Directors of the Company, Each
      to Serve for A Term of Three Years, Or Until His
      Successor is Duly Elected and Qualified;          Management     For          Voted - Withheld
 2  A Proposal to Ratify the Appointment of Ernst &
      Young LLP to Serve As the Company's Independent
      Registered Public Accounting Firm for the Fiscal
      Year Ending September 30, 2016; And               Management     For          Voted - For
MEDLEY CAPITAL CORPORATION
 SECURITY ID: 58503F106  TICKER: MCC
 Meeting Date: 14-Mar-16           Meeting Type: Annual
 1  The Election of Two Directors of the Company, Each
      to Serve for A Term of Three Years, Or Until His
      Successor is Duly Elected and Qualified           Management                  Did Not Vote
 2  A Proposal to Ratify the Appointment of Ernst &
      Young to Serve As the Company's Independent
      Registered Public Accounting Firm for the Fiscal
      Year Ending September 30, 2016                    Management     For          Voted - For
PFIZER
 SECURITY ID: 717081103  TICKER: PFE
 Meeting Date: 28-Apr-16           Meeting Type: Annual
 1  Election of Directors                               Management     For          Voted - For
 2  Ratification of Selection of our Independent
      Registered Public Accounting Firm                 Management     For          Voted - For


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3   Advisory Approval of Executive Compensation           Management     For          Voted - For
 4   Report on Lobbying Activities                         Management     Against      Voted - For
 5   Policy on Director Elections                          Management     Against      Voted - For
 6   Right to Act by Written Consent                       Management     Against      Voted - For
 7   Certain Taxable Events                                Management     Against      Voted - For
PIMCO CLOSED-END FUNDS
 SECURITY ID: 72202D106  TICKER: PCI
 Meeting Date: 29-Apr-16           Meeting Type: Annual
 1   To Elect Trustees/director of Each Fund, Each to
       Hold Office for the Term Indicated and Until His Or
       Her Successor Shall Have Been Elected and Qualifies Management     For          Voted - For
PUTNAM INVESTMENTS
 SECURITY ID: 746823103  TICKER: PMM
 Meeting Date: 29-Apr-16           Meeting Type: Annual
 1A. Fixing the Number of Trustees at 13                   Management     For          Voted - For
 1B. Election of Trustees                                  Management     For          Voted - For
RAYONIER INC
 SECURITY ID: 754907103  TICKER: RYN
 Meeting Date: 23-May-16           Meeting Type: Annual
 1   Elect the 9 Directors Nominees Named in the Proxy
       Statement to Terms                                  Management     For          Voted - For
 2   Approve, on A Non-binding Advisory Basis, the
       Compensation of our Named Executive Officers        Management     For          Voted - For
 3   Ratify the Appointment of Ernst & Oung, LLP as our
       Independent Registered Public Accounting Firm       Management     For          Voted - For
REGAL ENTERTAINMENT GROUP
 SECURITY ID: 758766109  TICKER: RGC
 Meeting Date: 04-May-16           Meeting Type: Annual
 1   To Elect Four Class II Directors to Serve for 3
       Year Term on Board of Directors                     Management                  Did Not Vote
 2   To Approve, on an Advisory, Nonbinding Basis, the
       Compensation of our Named Executive Officer         Management     For          Voted - For
 3   To Ratify the Audit Committee's Selection of KPMG
       LLP As our Independent Registered Public Accountant Management     For          Voted - For


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                PROPOSED BY MGT. POSITION REGISTRANT VOTED
RYMAN HOSPITALITY PROPERTIES, INC.
 SECURITY ID: 78377T107  TICKER: RHP
 Meeting Date: 05-May-16           Meeting Type: Annual
 1  To Elect the Nine Nominees Identified in This Proxy
      Statement for A One-year Term As Directors         Management     For          Voted - For
 2  To Approve, on an Advisory Basis, our Executive
      Compensation                                       Management     For          Voted - For
 3  To Approve the 2016 omnibus Incentive Plan           Management     For          Voted - For
 4  To Ratify the Appointment by the Audit Committee of
      Ernst & Young LLP As our Independent Registered
      Public Accounting Firm for 2016                    Management     For          Voted - For
SCORPIO TANKERS INC
 SECURITY ID: Y7542C106  TICKER: STNG
 Meeting Date: 01-Jun-16           Meeting Type: Annual
 1  To Elect Three Class III Directors to Serve Until
      the 2019 Annual Meeting of Shareholders            Management     For          Voted - For
 2  To Approve the Appointment of PricewaterhouseCoopers
    Audit As the Company's
    Independent Auditors for the Fiscal Year Ending
    December 31, 2016                                    Management     For          Voted - For
SIX FLAGS ENTERTAINMENT CORP
 SECURITY ID: 83001A102  TICKER: SIX
 Meeting Date: 04-May-16           Meeting Type: Annual
 1  To Elect Eight Members of the Board of Directors to
      Hold Office until the Next Annual Meeting of
      Stockholders Or Until Their Respective Successors
      Have Been Elected and Qualified                    Management                  Did Not Vote
 2  To Hold an Advisory Vote to Ratify KPMG LLP As Six
      Flags Entertainment Corporation's Independent
      Registered Public Accounting Firm for the Year
      Ending December 31, 2016                           Management     For          Voted - For
THE BOEING COMPANY
 SECURITY ID: 097023105  TICKER: BA
 Meeting Date: 02-May-16           Meeting Type: Annual
 1  Election of Directors                                Management     For          Voted - For
 2  Approve on an Advisory Basis, Named Executive
      Officer Compensation                               Management     For          Voted - For


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                  PROPOSED BY MGT. POSITION REGISTRANT VOTED
 3  Ratify the Appointment of Deloitte & Touche LLP As
      Independent Auditor for 2016                         Management     For          Voted - For
 4  Further Report on Lobbying Activities                  Shareholder    Against      Voted - For
 5  Special Shareowner Meetings                            Shareholder    Against      Voted - For
 6  Independent Board Chairman                             Shareholder    Against      Voted - For
 7  Arms Sales to Israel                                   Shareholder    Against      Voted - Against
THE INTERPUBLIC GROUP OF COMPANIES, INC
 SECURITY ID: 460690100  TICKER: IPG
 Meeting Date: 19-May-16           Meeting Type: Annual
 1  Elect the 10 Directors Listed on Pages 4-7 of the
      Enclosed Proxy Statement                             Management     For          Voted - For
 2  To Ratify the Appointment of PricewaterhouseCoopers
      LLP As Interpublic's Independent Registered Public
      Accounting Firm                                      Management     For          Voted - For
 3  Hold an Advisory Vote on Named Executive Officer
      Compensation                                         Management     For          Voted - For
 4  To Adopt the Interpublic Group of Companies, Inc.
      Employee Stock Purchase Plan                         Management     For          Voted - For
 5  To Vote on 2 Shareholder Proposals Described in the
      Proxy Statement If Properly Presented                Management     For          Voted - For
WALGREENS BOOTS ALLIANCE,INC
 SECURITY ID: 931427108  TICKER: WBA
 Meeting Date: 27-Jan-16           Meeting Type: Annual
 1A. FElection of Director: Janice M. Babiak 1b. F
      Election of Director: David J. Brailer 1c. F
      Election of Director: William C. Foote 1d. F
      Election of Director: Ginger L. Graham 1e. F
      Election of Director: John A. Lederer 1f. F Election Management     For          Voted - For
WELLS FARGO & COMPANY
 SECURITY ID: 949746101  TICKER: WFC
 Meeting Date: 26-Apr-16           Meeting Type: Annual
 1  Elect As Directors the 15 Nominees Named in our
      Proxy Statement                                      Management     For          Voted - For
 2  Vote on an Advisory Resolution to Approve Executive
      Compensation                                         Management     For          Voted - For
 3  Ratify the Appointment of KPMG LLP As the Company's
      Independent Registered Public Accounting Firm for
      2016                                                 Management     For          Voted - For
 4  Vote on A Stockholder Proposal to Adopt A Policy to
      Require an Independent Chairman, If Properly


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                                        CCM ALTERNATIVE INCOME FUND
 PROPOSAL                                                 PROPOSED BY MGT. POSITION REGISTRANT VOTED
        Presented at the Meeting and Not Previously
        Withdrawn                                         Management     Against      Voted - For
 5    Vote on A Stockholder Proposal to Provide A Report
        on the Company's Lobbying Policies and Practices,
        If Properly Presented at the Meeting and Not
        Previously Withdrawn                              Management     Against      Voted - For
WEYERHAEUSER COMPANY
 SECURITY ID: 962166104  TICKER: WY
 Meeting Date: 12-Feb-16           Meeting Type: Consent
 1. F Proposal to Approve the Issuance of Weyerhaeuser
        Common Shares, Par Value $1.25 Per Share, in
        Connection with the Merger                        Management     For          Voted - For
 Meeting Date: 20-May-16           Meeting Type: Annual
 1    Elect As Directors the 13 Nominees Named            Management     For          Voted - For
 2    Approve, on an Advisory Basis, the Compensation of
        our Named Executive Officer                       Management     For          Voted - For
 3    Ratify the Selection of KPMG LLP As the Company's
        Independent Registered Public Accounting Firm for
        2016                                              Management     For          Voted - For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COMMUNITY CAPITAL TRUST

By: /S/ DAVID K. DOWNES
    David K. Downes
    President
    Date: August 26, 2016